MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:- MARKETABLE SECURITIES

Marketable securities with contractual maturities of up to one year are as follows:

	December 31,
	2016				2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$915,302	$311	$(446)	$915,167	$994,600	$3,088	$(752)	$996,936
Government-sponsored enterprises debentures	149,972	99	(61)	150,010	46,230	25	(17)	46,238
Government and corporate debentures - floating interest rate	13,247	16	—	13,263	41,690	24	(7)	41,707

	$1,078,521	$426	$(507)	$1,078,440	$1,082,520	$3,137	$(776)	$1,084,881

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2016				2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,770,641	$1,903	$(11,024)	$1,761,520	$1,947,588	$1,439	$(8,654)	$1,940,373
Government-sponsored enterprises debentures	520,669	282	(4,052)	516,899	366,700	109	(1,243)	365,566
Government and corporate debentures - floating interest rate	17,610	70	(2)	17,678	25,303	11	(66)	25,248

	$2,308,920	$2,255	$(15,078)	$2,296,097	$2,339,591	$1,559	$(9,963)	$2,331,187

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2016
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$1,717,212	$(11,440)	$40,465	$(30)	$1,757,677	$(11,470)
Government-sponsored enterprises debentures	464,080	(4,112)	4,999	(1)	469,079	(4,113)
Government and corporate debentures - floating interest rate	3,000	(2)	—	—	3,000	(2)

	$2,184,292	$(15,554)	$45,464	$(31)	$2,229,756	$(15,585)

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures—fixed interest rate	$2,138,546	$(9,027)	$68,084	$(379)	$2,206,630	$(9,406)
Government-sponsored enterprises debentures	308,026	(1,252)	5,992	(8)	314,018	(1,260)
Government and corporate debentures—floating interest rate	26,688	(73)	—	—	26,688	(73)

	$2,473,260	$(10,352)	$74,076	$(387)	$2,547,336	$(10,739)

As of December 31, 2016 and 2015, interest receivable amounted to $ 17,057 and $ 17,754 respectively, and is included within other current assets in the balance sheets.